     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 27, 1999
                                                              FILE NO. 33-64875
                                                              FILE NO. 811-7445
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A

                          REGISTRATION STATEMENT UNDER THE
                               SECURITIES ACT OF 1933                      / /
                           POST-EFFECTIVE AMENDMENT NO. 5                  /X/
                                        AND
                          REGISTRATION STATEMENT UNDER THE
                           INVESTMENT COMPANY ACT OF 1940                  / /
                                  AMENDMENT NO. 6                          /X/

                            ------------------------

                           SEI ASSET ALLOCATION TRUST
               (Exact Name of Registrant as Specified in Charter)

                         C/O THE CT CORPORATION SYSTEM
                                2 Oliver Street
                          Boston, Massachusetts 02109
               (Address of Principal Executive Offices, Zip Code)
       Registrant's Telephone Number, including Area Code (610) 254-1000

                               EDWARD D. LOUGHLIN
                          C/O SEI Investments Company
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   COPIES TO:

     Richard W. Grant, Esquire               John H. Grady, Jr., Esquire
     Morgan, Lewis & Bockius LLP             Morgan, Lewis & Bockius LLP
     1701 Market Street                      1701 Market Street
     Philadelphia, Pennsylvania 19103        Philadelphia, Pennsylvania 19103

                            ------------------------

      Title of Securities Being Registered...Units of Beneficial Interest

 It is proposed that this filing will become effective (check appropriate box)

   / /     immediately upon filing pursuant to paragraph (b)
   / /     on July 29, 1998, pursuant to paragraph (b)
   / /     60 days after filing pursuant to paragraph (a)
   /X/     on July 29, 1999 pursuant to paragraph (a)(1) of Rule 485
   / /     75 days after filing pursuant to paragraph (a)(2)
If appropriate, check the following box:
   /X/     This post-effective amendment designates a new effective
           date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           PART C: OTHER INFORMATION

Item 23.  EXHIBITS:

(a)        Agreement and Declaration of Trust of the Registrant, dated October 20, 1995
             (incorporated herein by reference to Initial Registration Statement, filed on December 1, 1995).
(b)(1)     By-Laws of the Registrant (incorporated herein by reference to Initial
             Registration Statement, filed on December 1, 1995).
(b)(2)     Amended By-Laws (incorporated herein by reference to Post-Effective
             Amendment No. 2, filed on May 30, 1997).
(c)        Not applicable.
(d)        Investment Advisory Agreement between the Registrant and SEI Financial
             Management Corporation, (incorporated herein by reference to Pre-Effective
             Amendment No. 1 to Registration Statement filed March 1, 1996).
(e)        Distribution Agreement between the Registrant and SEI Investments
             Distribution Co., (formerly SEI Financial Services Company), (incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration
             Statement filed March 1, 1996).
(f)        Not applicable.
(g)        Custodian Agreement between the Registrant and CoreStates Bank, N.A.,
             (incorporated herein by reference to Pre-Effective Amendment No. 1 to
             Registration Statement filed March 1, 1996).
(h)(1)     Administration Agreement between the Registrant and SEI Financial Management
             Corporation, (incorporated herein by reference to Pre-Effective Amendment
             No. 1 to Registration Statement filed March 1, 1996).
(h)(2)     Transfer Agent Agreement between the Registrant and SEI Financial Management
             Corporation, (incorporated herein by reference to Pre-Effective Amendment
             No. 1 to Registration Statement filed March 1, 1996).
(i)        Opinion and Consent of Counsel to be filed by amendment.
(j)        Consent of Independent Accountants to be filed by amendment.
(k)        Not applicable.
(l)        Not applicable.
(m)        Distribution Plan, Class D shares, (incorporated by reference to
             Pre-Effective Amendment No. 1 to Registration Statement filed March 1,
             1996).
(o)        18f-3 Plan, (incorporated herein by reference to Pre-Effective Amendment No.
             1 to Registration Statement filed March 1, 1996).
(p)        Powers of Attorney for William M. Doran, F. Wendell Gooch, Frank E. Morris,
             James M. Storey, George J. Sullivan, Jr., Edward D. Loughlin, Mark E.
             Nagle, and Robert A. Nesher (incorporated herein by reference to
             Post-Effective Amendment No. 3 filed on July 24, 1998).

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

    See the Prospectuses and the Statement of Additional Information regarding the Registrant's control relationships. The Administrator is a subsidiary of SEI Investments Company, which also controls the distributor of the Registrant, SEI Financial Services Company, other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 25.  INDEMNIFICATION:

    Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

ADVISER

    SEI Investments Management Company ("SIMC") is the investment adviser for the Trust. The principal address of SIMC is Oaks, Pennsylvania 19456. SIMC is an investment adviser registered under the Advisers Act.

SEI INVESTMENTS MANAGEMENT CORPORATION

NAME AND POSITION
 WITH INVESTMENT
     ADVISER               NAME OF OTHER COMPANY            CONNECTION WITH OTHER COMPANY
------------------  ------------------------------------  ----------------------------------
Alfred P. West,     SEI Investments Company
  Jr.                                                     Director, Chairman and CEO
  Chairman,         SEI Investments Distribution Co.      Director and Chairman
  CEO, Director     SEI Inc. (Canada)                     Director
                    SEI Ventures, Inc.                    Director, Chairman & President
                    SEI Funds, Inc.                       CEO & Chairman of the Board of
                                                            Directors
                    Rembrandt Financial Services Company  Chairman of the Board of the Board
                                                            of Directors
                    SEI Global Investment Corp.           Director, CEO & Chairman
                    SEI Investments Global Management
                      (Cayman), Limited                   Chairman & CEO
                    SEI Capital AG                        Director, Chairman of the Board
                    SEI Global Capital Investments, Inc.  Director, CEO & Chairman
                    CR Financial Services Company         Director, Chairman of the Board
                    CR Capital Resources, Inc.            Director, Chairman of the Board
                    SEI Investments Mutual Fund Services  Chairman & CEO
                    SEI Investments Fund Management       Chairman & CEO
                    SEI Global Holdings (Cayman) Inc.     Chairman & CEO

Henry H. Greer      SEI Investments Company               Director, President, COO & CFO
  President,        SEI Investments Distribution Co.      Director
  COO, Director     SEI Funds, Inc.                       Director, President & COO
                    Rembrandt Financial Services Company  Director
                    SEI Global Investment Corp.           President & CFO
                    SEI Investments Global Management
                      (Cayman), Limited                   Director, President & COO
                    SEI Global Capital Investments, Inc.  Director & President
                    SEI Investments--Global Fund
                      Services Limited                    Director
                    CR Financial Services Company         Director
                    CR Capital Resources, Inc.            Director & President
                    SEI Investments Mutual Fund Services  COO
                    SEI Investments Fund Management       COO
                    SEI Global Holdings (Cayman) Inc.     Director, President & COO
                    SEI Investments Argentina S.A.        Director
                    SEI Investments De Mexico             Director

NAME AND POSITION
 WITH INVESTMENT
     ADVISER               NAME OF OTHER COMPANY            CONNECTION WITH OTHER COMPANY
------------------  ------------------------------------  ----------------------------------
Carmen V. Romeo     SEI Investments Company               Director, Executive Vice
  Director,                                                 President, President--Investment
  Executive                                                 Advisory Group
  Vice President    SEI Investments Distribution Co.      Director
                    SEI Trust Company                     Director
                    SEI Ventures, Inc.                    Director, Executive Vice President
                    SEI Investments Developments, Inc.    Director, President
                    SEI Funds, Inc.                       Executive Vice President
                    Rembrandt Financial Services Company  Director, Executive Vice President
                    SEI Global Investments Corp.          Executive Vice President
                    SEI Global Investments Inc.           Director, Executive Vice President
                    SEI Primus Holding Corp.              Director, President
                    CR Financial Services Company         Director
                    CR Capital Resources, Inc.            Director
                    SEI Investments Mutual Fund Services  Executive Vice President
                    SEI Investments Fund Management       Executive Vice President

Richard B. Lieb     SEI Investments Company               Director, Executive Vice
  Executive Vice                                            President, President--Investment
  President                                                 Systems & Services Division
                    SEI Investments Distribution Co.      Executive Vice President
                    SEI Trust Company                     Director & Chairman of the Board
                    SEI Investments Mutual Fund Services  Executive Vice President
                    SEI Investments Fund Management       Executive Vice President

Edward Loughlin     SEI Investments Company               Executive Vice President,
  Executive Vice                                            President-- Asset Management
                                                            Division
  President         SEI Insurance Group, Inc.             Director, President & Secretary
                    SEI Funds, Inc.                       Executive Vice President
                    SEI Advanced Capital Management,
                      Inc.                                Director & President
                    SEI Investments Mutual Fund Services  Executive Vice President
                    SEI Investments Fund Management       Executive Vice President

Kevin P. Robins     SEI Investments Company               Senior Vice President, General
  Senior Vice                                               Counsel & Assistant Secretary
  President,        SEI Investments Distribution Co.      Senior Vice President, General
  General                                                   Counsel
  Counsel &         SEI Inc. (Canada)                     Senior Vice President, General
  Secretary                                                 Counsel & Secretary
                    SEI Trust Company                     Director, Senior Vice President,
                                                            General Counsel & Assistant
                                                            Secretary
                    SEI Investments, Inc.                 Senior Vice President, General
                                                            Counsel & Secretary
                    SEI Ventures, Inc.                    Senior Vice President, General
                                                            Counsel & Secretary
                    SEI Investments Developments, Inc.    Senior Vice President, General
                                                            Counsel & Secretary
                    SEI Insurance Group, Inc.             Senior Vice President, General
                                                            Counsel
                    SEI Funds, Inc.                       Senior Vice President, General
                                                            Counsel & Secretary
                    Rembrandt Financial Services Company  Vice President & Assistant
                                                            Secretary

NAME AND POSITION
 WITH INVESTMENT
     ADVISER               NAME OF OTHER COMPANY            CONNECTION WITH OTHER COMPANY
------------------  ------------------------------------  ----------------------------------
                    SEI Global Investments Corp.          Senior Vice President, General
                                                            Counsel & Secretary
                    SEI Advanced Capital Management,      Senior Vice President, General
                      Inc.                                  Counsel & Secretary
                    SEI Investments Global Management     Director, General Counsel &
                      (Cayman), Limited                     Secretary
                    SEI Global Capital Investments Inc.   Senior Vice President, General
                                                            Counsel & Secretary
                    SEI Primus Holding Corp.              Senior Vice President, General
                                                            Counsel & Secretary
                    CR Capital Resources, Inc.            Senior Vice President
                    SEI Investments Mutual Fund Services  Senior Vice President, General
                                                            Counsel & Secretary
                    SEI Investments Fund Management       Senior Vice President, General
                                                            Counsel & Secretary

ITEM 27.  PRINCIPAL UNDERWRITERS:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust                        July 15, 1982
SEI Liquid Asset Trust                        November 29, 1982
SEI Tax Exempt Trust                          December 3, 1982
SEI Index Funds                               July 10, 1985
SEI Institutional Managed Trust               January 22, 1987
SEI Institutional International Trust         August 30, 1988
The Advisors' Inner Circle Fund               November 14, 1991
The Pillar Funds                              February 28, 1992
CUFUND                                        May 1, 1992
STI Classic Funds                             May 29, 1992
First American Funds, Inc.                    November 1, 1992
First American Investment Funds, Inc.         November 1, 1992
The Arbor Fund                                January 28, 1993
Boston 1784 Funds-Registered Trademark-       June 1, 1993
The PBHG Funds, Inc.                          July 16, 1993
Morgan Grenfell Investment Trust              January 3, 1994
The Achievement Funds Trust                   December 27, 1994
Bishop Street Funds                           January 27, 1995
CrestFunds, Inc.                              March 1, 1995
STI Classic Variable Trust                    August 18, 1995
ARK Funds                                     November 1, 1995
Huntington Funds                              January 11, 1996
FMB Funds, Inc.                               March 1, 1996
TIP Funds                                     April 28, 1996
SEI Institutional Investments Trust           June 14, 1996
First American Strategy Funds, Inc.           October 1, 1996
HighMark Funds                                February 15, 1997
Armada Funds                                  March 8, 1997

PBHG Insurance Series Fund, Inc.              April 1, 1997
The Expedition Funds                          June 9, 1997
Alpha Select Funds                            January 1, 1998
Oak Associates Funds                          February 27, 1998
The Nevis Funds                               June 29, 1998
The Parkstone Group of Funds                  September 14, 1998
CNI Charter Funds                             April 1, 1999

    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                              POSITION AND OFFICE                                    POSITIONS AND OFFICES
NAME                          WITH UNDERWRITER                                          WITH REGISTRANT
---------------------------------------------------------------------------  --------------------------------------
Alfred P. West, Jr.           Director, Chairman of the Board of Directors                     --
Henry H. Greer                Director                                                         --
Carmen V. Romeo               Director                                                         --
Mark J. Held                  President & Chief Operating Officer                              --
Gilbert L. Beebower           Executive Vice President                                         --
Richard B. Lieb               Executive Vice President                                         --
Dennis J. McGonigle           Executive Vice President                                         --
Robert M. Silvestri           Chief Financial Officer & Treasurer                              --
Leo J. Dolan, Jr.             Senior Vice President                                            --
Carl A. Guarino               Senior Vice President                                            --
Larry Hutchison               Senior Vice President                                            --
Jack May                      Senior Vice President                                            --
Hartland J. McKeown           Senior Vice President                                            --
Barbara J. Moore              Senior Vice President                                            --
Kevin P. Robins               Senior Vice President & General Counsel        Vice President and Assistant Secretary
Patrick K. Walsh              Senior Vice President                                            --
Robert Aller                  Vice President                                                   --
Gordon W. Carpenter           Vice President                                                   --
Todd Cipperman                Vice President & Assistant Secretary           Vice President and Assistant Secretary
S. Courtney E. Collier        Vice President & Assistant Secretary                             --
Robert Crudup                 Vice President & Managing Director                               --
Barbara Doyne                 Vice President                                                   --
Jeff Drennen                  Vice President                                                   --
Vic Galef                     Vice President & Managing Director                               --
Lydia A. Gavalis              Vice President & Assistant Secretary                             --
Greg Gettinger                Vice President & Assistant Secretary                             --
Kathy Heilig                  Vice President                                                   --
Jeff Jacobs                   Vice President                                                   --
Samuel King                   Vice President                                                   --

                              POSITION AND OFFICE                                    POSITIONS AND OFFICES
NAME                          WITH UNDERWRITER                                          WITH REGISTRANT
---------------------------------------------------------------------------  --------------------------------------
Kim Kirk                      Vice President & Managing Director                               --
John Krzeminskl               Vice President & Managing Director                               --
Carolyn McLaurin              Vice President & Managing Director                               --
W. Kelso Morrill              Vice President                                                   --
Mark Nagle                    Vice President                                 Controller and Chief Financial Officer
Joanne Nelson                 Vice President                                                   --
Joseph M. O'Donnell           Vice President & Assistant Secretary             Vice President & Assistant Secretary
Cynthia M. Parrish            Vice President & Assistant Secretary             Vice President & Assistant Secretary
Kim Rainey                    Vice President                                                   --
Rob Redican                   Vice President                                                   --
Maria Rinehart                Vice President                                                   --
Mark Samuels                  Vice President & Managing Director                               --
Steve Smith                   Vice President                                                   --
Daniel Spaventa               Vice President                                                   --
Kathryn L. Stanton            Vice President & Assistant Secretary             Vice President & Assistant Secretary
Lynda J. Striegel             Vice President & Assistant Secretary                             --
Lori L. White                 Vice President & Assistant Secretary                             --
Wayne M. Withrow              Vice President & Assistant Secretary                             --

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

           First Union National Bank
           Broad & Chestnut Streets
           P.O. Box 7618
           Philadelphia, Pennsylvania 19101

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4);
    (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and
    31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

           SEI Investments Fund Management
           Oaks, Pennsylvania 19456

        (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
    the required books and records are maintained at the principal offices of the Registrant's Adviser:

           SEI Investments Management Corporation
           Oaks, Pennsylvania 19456

ITEM 29.  MANAGEMENT SERVICES:

    None.

ITEM 30.  UNDERTAKINGS:

    None.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 5 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 26th day of July, 1999.

                                SEI ASSET ALLOCATION TRUST

                                By:            /s/ EDWARD D. LOUGHLIN
                                     -----------------------------------------
                                                 Edward D. Loughlin
                                         PRESIDENT, CHIEF EXECUTIVE OFFICER

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity on the dates indicated.

              *
------------------------------  Trustee                        July 26, 1999
       William M. Doran

              *
------------------------------  Trustee                        July 26, 1999
       F. Wendell Gooch

              *
------------------------------  Trustee                        July 26, 1999
      George J. Sullivan

              *
------------------------------  Trustee                        July 26, 1999
       James M. Storey

              *
------------------------------  Trustee                        July 26, 1999
       Robert A. Nesher

    /s/ EDWARD D. LOUGHLIN
------------------------------  President, Chief Executive     July 26, 1999
      Edward D. Loughlin          Officer

      /s/ MARK E. NAGLE
------------------------------  Controller and Chief           July 26, 1999
        Mark E. Nagle             Financial Officer

*By:   /s/ EDWARD D. LOUGHLIN
      -------------------------
         Edward D. Loughlin
          ATTORNEY-IN-FACT